UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Maple Securities USA Inc.
Address: 10 Exchange Place, 26th Floor
         Jersey City, NJ  07302

13F File Number:  28-10660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malosky
Title:     CEO / President
Phone:     201 369 3044

Signature, Place, and Date of Signing:

      /s/  John Malosky     Jersey City, NJ     October 19, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $67,839 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCREDITED HOME LENDRS HLDG     COM             00437P107      583    50000 SH       SOLE                    50000        0        0
ACXIOM CORP                     COM             005125109     1117    56476 SH       SOLE                    56476        0        0
AFFILIATED COMPUTER SERVICES    CL A            008190100      630    12552 SH       SOLE                    12552        0        0
ALCAN INC                       COM             013716105     2006    20046 SH       SOLE                    20046        0        0
ALLIANCE DATA SYSTEMS CORP      COM             018581108     4478    57835 SH       SOLE                    57835        0        0
ARCHSTONE SMITH TR              COM             039583109     6740   112073 SH       SOLE                   112073        0        0
AVAYA INC                       COM             053499109     2189   129126 SH       SOLE                   129126        0        0
BAUSCH & LOMB INC               COM             071707103     5030    78600 SH       SOLE                    78600        0        0
C D W CORP                      COM             12512N105     1768    20286 SH       SOLE                    20286        0        0
CERIDIAN CORP NEW               COM             156779100     3723   107179 SH       SOLE                   107179        0        0
CHECKFREE CORP NEW              COM             162813109     2784    59825 SH       SOLE                    59825        0        0
CHINA UNICOM LTD                SPONSORED ADR   16945R104      229    11000 SH       SOLE                    11000        0        0
COMCAST CORP NEW                CL A SPL        20030N200      979    40873 SH       SOLE                    40873        0        0
CYTYC CORP                      COM             232946103     2120    44501 SH       SOLE                    44501        0        0
DOBSON COMMUNICATIONS CORP      CL A            256069105     2057   160902 SH       SOLE                   160902        0        0
E M C CORP MASS                 COM             268648102      251    12100 SH       SOLE                    12100        0        0
EDWARDS AG INC                  COM             281760108     5150    61500 SH       SOLE                    61500        0        0
EQUITY INNS INC                 COM             294703103      512    22692 SH       SOLE                    22692        0        0
FLORIDA ROCK INDS INC           COM             341140101     1122    17965 SH       SOLE                    17965        0        0
GENESCO INC                     COM             371532102      519    11261 SH       SOLE                    11261        0        0
HARRAHS ENTMT INC               COM             413619107     4763    54800 SH       SOLE                    54800        0        0
HILTON HOTELS CORP              COM             432848109     5918   127314 SH       SOLE                   127314        0        0
HORIZON OFFSHORE INC            COM NEW         44043J204     1039    62970 SH       SOLE                    62970        0        0
HUNTSMAN CORP                   COM             447011107     1366    51600 SH       SOLE                    51600        0        0
ISHARES INC                     MSCI TAIWAN     464286731      248    14800 SH       SOLE                    14800        0        0
MYERS INDS INC                  COM             628464109      533    26929 SH       SOLE                    26929        0        0
NEOWARE INC                     COM             64065P102     1213    74839 SH       SOLE                    74839        0        0
PHH CORP                        COM NEW         693320202     1110    42253 SH       SOLE                    42253        0        0
QUIKSILVER INC                  COM             74838C106      217    15200 SH       SOLE                    15200        0        0
RADIAN GROUP INC                COM             750236101      620    26636 SH       SOLE                    26636        0        0
REDDY ICE HLDGS INC             COM             75734R105     1494    56672 SH       SOLE                    56672        0        0
RYLAND GROUP INC                COM             783764103      225    10500 SH       SOLE                    10500        0        0
SIERRA HEALTH SVCS INC          COM             826322109     1915    45410 SH       SOLE                    45410        0        0
SIRIUS SATELLITE RADIO INC      COM             82966U103      621   178000 SH       SOLE                   178000        0        0
SLM CORP                        COM             78442P106      520    10489 SH       SOLE                    10489        0        0
STANDARD PAC CORP NEW           COM             85375C101      210    38400 SH       SOLE                    38400        0        0
TRIBUNE CO NEW                  COM             896047107     1413    51750 SH       SOLE                    51750        0        0
USEC INC                        COM             90333E108      203    19900 SH       SOLE                    19900        0        0
WESTERN UN CO                   COM             959802109      224    10700 SH       SOLE                    10700        0        0